Mergers, Acquisitions and Investment - Summary of Weighted Average Life and Allcocation to Intangible Asset Recognised in MPS Acquisition, Excluding Goodwill (Details) - MPS [Member] $ in Millions	Jun. 06, 2017 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Useful Life	14 years 4 months 24 days
Gross Carrying Amount	$ 1,026.4
Customer Relationships [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Useful Life	14 years 7 months 6 days
Gross Carrying Amount	$ 1,008.7
Trademarks and Tradenames [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Useful Life	3 years
Gross Carrying Amount	$ 15.2
Photo Library [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Useful Life	10 years
Gross Carrying Amount	$ 2.5